Summary of Exit Disposal and Restructuring Actions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Restructuring Cost and Reserve [Line Items]
Exit and business dispositions	$ 9	$ 81	$ 38
Selling, General and Administrative Expense	855	930	883
Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Exit and business dispositions	9	81	38
Selling, General and Administrative Expense	39	115	36
Reduction in income from continuing operations before income taxes	$ 48	$ 196	$ 74